Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.33

TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	Exception Report
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2025960553	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Audited FICO of XXX is less than Guideline FICO of XXX - Due Diligence Vendor-XXX
Open-Audited FICO of XXX is less than Guideline FICO of XXX DSCR over XXX, condition resolved. Lender provided original appraisal in the package, not the updated appraisal with higher market rents.  - Due Diligence Vendor-XXX
Open-Audited FICO of XXX is less than Guideline FICO of XXX - Due Diligence Vendor-XXX
Resolved-Audited FICO of XXX is less than Guideline FICO of XXX - Due Diligence Vendor-XXX
Open-Audited FICO of XXX is less than Guideline FICO of XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Additional appraisal provided dated XXX days after original appraisal, lender to explain why XXX appraisals within XXX days have different estimates of market rent in order to be able to use the higher value, additional conditions may apply.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. attached is the appraisal report that should have been in the file. As for the market rent - most probably the correspondent Lender did an appraisal rebuttal/reconsideration of value. - Seller-XXX
Counter-Received UW LOX, however insufficient to clear condition as the rents amount is $XXX. Audited FICO of XXX is less than Guideline FICO of XXX Qualifying FICO of XXX is less than minimum FICO of XXX for DSCR < XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Audited FICO of XXX is less than Guideline FICO of XXX Qualifying FICO of XXX is less than minimum FICO of XXX for DSCR < XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX
 Ready for Review-Document Uploaded. attached is the appraisal report that should have been in the file. As for the market rent - most probably the correspondent Lender did an appraisal rebuttal/reconsideration of value. - Seller-XXX
 Ready for Review-Document Uploaded.  - Seller-XXX
																									Resolved-Audited FICO of XXX is less than Guideline FICO of XXX - Due Diligence Vendor-XXX Resolved-Audited FICO of XXX is less than Guideline FICO of XXX - Due Diligence Vendor-XXX			XXX.pdf XXX.pdf XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025960553	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received XXX policy. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. final title policy attachec. - Seller-XXX
Counter-Received Preliminary title report, however missing Borrower Information, Loan Amount & XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
																							Open-Title Document is missing Missing copy of preliminary/final title policy. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX policy attachec. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX policy. - Due Diligence Vendor-XXX			XXX.pdf XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025960553	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Borrower Authorization	Resolved-Received Borrower Authorization. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
																							Open-Credit report dated XXX pulled by XXX is dated prior to the borrower's authorization dated XXX. Missing documentation to support borrower's authorization to pull credit pulled on XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Borrower Authorization. - Due Diligence Vendor-XXX			XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025960553	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Assignment of Mortgage	Resolved-Received supporting documentation. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
																							Open-Missing copy of XXX and assignment (or proof of transfer in XXX) reflecting XXX is the current owner of the loan. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received supporting documentation. - Due Diligence Vendor-XXX			XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025960553		XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Received LOL XXX. - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX flood certificate. - Due Diligence Vendor-XXX			XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025960553	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing	Resolved-Received Grant Deed and confirmed Vesting - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
																							Open-Missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Grant Deed and confirmed Vesting - Due Diligence Vendor-XXX			XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025960529	XXX	C	A	A	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Disclosure	Note terms are incorrect	Resolved-Received supporting documentation reflecting extension of loan terms. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received supporting documentation of loan not in pre-foreclosure. Still missing original private party Note to XXX in the amount of $XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received recorded DOT, however insufficient to clear condition. Still missing documentation to support pre-foreclosure reflected on fraud report dated XXX is not for the senior lien note. Missing copy of original note to confirm final terms and loan eligibility. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Lender LOX received, however insufficient to clear condition. Note originated XXX and pre-foreclosure dated XXX noted on fraud report. Missing copy of original note to confirm final terms and loan eligibility. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
																							Open-Missing copy of original private party Note to XXX in the amount of $XXX. Modifications provided to support extension of final due date were provided however, unable to compare to terms of original Note. Additional conditions may apply upon receipt. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received supporting documentation reflecting extension of loan terms. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960486	XXX	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received XXX reflecting UW comments addressing high alert items on fraud report. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX with UW comments re high alerts - Seller-XXX
Open-Missing documentation to support lender addressed the XXX high impact items reflected on the fraud report. - Due Diligence Vendor-XXX
Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX with UW comments re high alerts - Seller-XXX	Resolved-Received 1008 reflecting UW comments addressing high alert items on fraud report. - Due Diligence Vendor-XXX	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960525	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing	Resolved-Received General Warranty Deed and confirmed Vesting. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received General Warranty Deed and confirmed Vesting. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months		XXX.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025960525	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Purchase Contract	Resolved-Received addendum to the contract correcting the Purchase Price. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Updated purchase price as per final closing disclosure and XXX ($XXX) is different that of sales contract ($XXX). Updated sales XXX showing purchase price of $XXX is missing.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received addendum to the contract correcting the Purchase Price. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months		XXX.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A